Inventories (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Public Utilities, Inventory [Line Items]
Inventories	$ 398	$ 367
Materials and supplies
Public Utilities, Inventory [Line Items]
Inventories	280	238
Gas and fuel in storage
Public Utilities, Inventory [Line Items]
Inventories	87	97
Coal inventory
Public Utilities, Inventory [Line Items]
Inventories	$ 31	$ 32